GENERAL (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 05, 2013	Dec. 31, 2022	Nov. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Upfront payment received	$ 10,000	$ 10,000
Potential milestone compensation	250,000	200,000
Preclinical milestone compensation	$ 23,200
Amount of investment in Compugen		$ 12,000	$ 20,000